Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 10,019	$ 25,702
Accounts receivable, net of allowances of $9,745 and $10,891, respectively	285,393	321,629
Income tax receivable	11,192	14,749
Prepaid expenses and other current assets	66,561	36,306
Total current assets	373,165	398,386
Property and equipment, net of accumulated depreciation of $122,383 and $107,037, respectively	175,322	159,547
Other assets:
Goodwill	264,826	264,826
Intangible assets, net	44,276	49,648
Other noncurrent assets	5,607	3,636
Total other assets	314,709	318,110
Total assets	863,196	876,043
Current liabilities:
Current maturities of debt	10,088	9,950
Accounts payable	161,329	171,905
Accrued expenses and other current liabilities	136,107	105,409
Total current liabilities	307,524	287,264
Deferred tax liabilities	5,536	14,282
Other long-term liabilities	26,243	10,873
Long-term debt, net of current maturities	149,241	189,460
Preferred stock	368,767	263,317
Total liabilities	857,311	765,196
Commitments and contingencies (Note 11)
Stockholders' investment:
Common stock $.01 par value; 105,000 shares authorized; 38,514 and 38,423 shares issued and outstanding	385	384
Additional paid-in capital	404,476	403,166
Retained deficit	(398,976)	(292,703)
Total stockholders' investment	5,885	110,847
Total liabilities and stockholders' investment	$ 863,196	$ 876,043